AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 41.0%
Information Technology – 9.5%
Electronic Equipment, Instruments & Components – 0.2%
Arrow Electronics, Inc.(a)	553	$65,602
CDW Corp./DE	2,933	524,685

		590,287

IT Services – 1.5%
Accenture PLC - Class A	96	32,374
EPAM Systems, Inc.(a)	30	8,898
FleetCor Technologies, Inc.(a)	1,603	399,243
Gartner, Inc.(a)	190	56,518
Genpact Ltd.	5,489	238,826
International Business Machines Corp.	137	17,813
Kyndryl Holdings, Inc.(a)	27	354
Mastercard, Inc. - Class A	100	35,738
PayPal Holdings, Inc.(a)	3,400	393,210
Visa, Inc. - Class A(b)	9,531	2,113,690
Western Union Co. (The) - Class W	1,749	32,776

		3,329,440

Semiconductors & Semiconductor Equipment – 1.8%
Advanced Micro Devices, Inc.(a)	394	43,080
Analog Devices, Inc.	2,852	471,093
Applied Materials, Inc.	521	68,668
ASML Holding NV	140	93,551
Broadcom, Inc.	80	50,375
KLA Corp.	1,382	505,895
NVIDIA Corp.	5,180	1,413,415
NXP Semiconductors NV	3,385	626,496
QUALCOMM, Inc.	5,687	869,087
STMicroelectronics NV	837	36,379

		4,178,039

Software – 4.1%
Adobe, Inc.(a)	1,954	890,281
Autodesk, Inc.(a)	2,274	487,432
Bentley Systems, Inc.	148	6,539
Cadence Design Systems, Inc.(a)	214	35,194
Constellation Software, Inc./Canada	25	42,735
Dropbox, Inc. - Class A(a)	1,261	29,318
Fair Isaac Corp.(a)	30	13,994
Fortinet, Inc.(a)	113	38,617
Intuit, Inc.	68	32,697
Microsoft Corp.	17,985	5,544,956
NortonLifeLock, Inc.(b)	27,301	724,023
Oracle Corp.	12,099	1,000,950
RingCentral, Inc. - Class A(a)	71	8,322
ServiceNow, Inc.(a)	631	351,397
Trend Micro, Inc./Japan	600	35,039

		9,241,494

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	20,968	3,661,222

Company	Shares	U.S. $ Value

NetApp, Inc.	821	$68,143
Western Digital Corp.(a)	9,794	486,272

		4,215,637

		21,554,897

Health Care – 4.9%
Biotechnology – 0.7%
AbbVie, Inc.	559	90,620
Amgen, Inc.	68	16,444
Horizon Therapeutics PLC(a)	86	9,048
Moderna, Inc.(a)	9	1,550
Regeneron Pharmaceuticals, Inc.(a)	722	504,259
Vertex Pharmaceuticals, Inc.(a)	3,303	861,984

		1,483,905

Health Care Equipment & Supplies – 1.2%
ABIOMED, Inc.(a)	34	11,262
Align Technology, Inc.(a)	850	370,600
Cooper Cos., Inc. (The)	119	49,693
Edwards Lifesciences Corp.(a)	5,282	621,797
IDEXX Laboratories, Inc.(a)	117	64,006
Medtronic PLC	10,034	1,113,272
Zimmer Biomet Holdings, Inc.	4,325	553,168

		2,783,798

Health Care Providers & Services – 1.6%
AmerisourceBergen Corp. - Class A	529	81,842
Anthem, Inc.	2,043	1,003,562
Centene Corp.(a)	469	39,485
Molina Healthcare, Inc.(a)	239	79,728
UnitedHealth Group, Inc.	4,840	2,468,255

		3,672,872

Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. - Class A(a)	92	51,817
Eurofins Scientific SE	22	2,176
Mettler-Toledo International, Inc.(a)	49	67,286
Sartorius Stedim Biotech	83	33,982
Waters Corp.(a)	194	60,216

		215,477

Pharmaceuticals – 1.3%
Eli Lilly & Co.	365	104,525
Johnson & Johnson	3,605	638,914
Novo Nordisk A/S - Class B	918	101,821
Pfizer, Inc.	1,686	87,284
Roche Holding AG (Sponsored ADR)	24,783	1,224,528
Sumitomo Dainippon Pharma Co., Ltd.(b)	200	1,973
Takeda Pharmaceutical Co., Ltd.(b)	1,400	39,889

Company	Shares	U.S. $ Value

Zoetis, Inc.	3,689	$695,709

		2,894,643

		11,050,695

Real Estate – 4.1%
Diversified Real Estate Activities – 0.2%
Daito Trust Construction Co., Ltd.	300	31,843
Mitsui Fudosan Co., Ltd.	8,500	181,920
New World Development Co., Ltd.	10,000	40,572
Sun Hung Kai Properties Ltd.	11,000	130,872
UOL Group Ltd.	7,000	36,244

		421,451

Diversified REITs – 0.2%
Alexander & Baldwin, Inc.	1,930	44,757
Armada Hoffler Properties, Inc.	5,230	76,358
Charter Hall Long Wale REIT	9,930	39,389
Cofinimmo SA	240	34,952
Essential Properties Realty Trust, Inc.	3,194	80,808
ICADE	450	28,951
Merlin Properties Socimi SA	6,660	77,863
NTT UD REIT Investment Corp.	30	39,641
Stockland	30,910	97,954

		520,673

Equity Real Estate Investment Trusts (REITs) – 1.1%
American Campus Communities, Inc.	9,481	530,652
American Tower Corp.	1,792	450,186
Iron Mountain, Inc.	940	52,085
Mid-America Apartment Communities, Inc.	1,794	375,753
Prologis, Inc.	5,690	918,822
VICI Properties, Inc.	5,824	165,751
Weyerhaeuser Co.	1,466	55,561

		2,548,810

Health Care REITs – 0.3%
Assura PLC	54,110	47,554
Medical Properties Trust, Inc.	5,110	108,025
Ventas, Inc.	2,770	171,075
Welltower, Inc.	2,630	252,848

		579,502

Hotel & Resort REITs – 0.1%
Invincible Investment Corp.	158	54,532
Park Hotels & Resorts, Inc.	4,550	88,862
RLJ Lodging Trust	5,776	81,326

		224,720

Industrial REITs – 0.4%
Americold Realty Trust(b)	2,767	77,144
Ascendas Real Estate Investment Trust	20,200	43,528
Centuria Industrial REIT	6,490	18,559
Dream Industrial Real Estate Investment Trust	5,205	67,199
Duke Realty Corp.	2,170	125,990
GLP J-Reit	23	34,949
Industrial & Infrastructure Fund Investment Corp.	21	31,816
LondonMetric Property PLC	10,920	39,499

Company	Shares	U.S. $ Value

Mapletree Logistics Trust(b)	27,895	$37,907
Mitsui Fudosan Logistics Park, Inc.	7	33,062
Plymouth Industrial REIT, Inc.	712	19,295
Rexford Industrial Realty, Inc.	1,461	108,976
Segro PLC	6,356	111,732
STAG Industrial, Inc.	2,639	109,123

		858,779

Office REITs – 0.2%
City Office REIT, Inc.	3,960	69,934
Cousins Properties, Inc.	2,262	91,136
Covivio	370	29,446
Daiwa Office Investment Corp.	6	37,247
Japan Prime Realty Investment Corp.	12	39,281
Kenedix Office Investment Corp. - Class A	7	41,908
Nippon Building Fund, Inc.	11	62,401
Workspace Group PLC	3,040	27,153

		398,506

Real Estate Development – 0.0%
CIFI Holdings Group Co., Ltd.(b)	31,500	18,357
Instone Real Estate Group SE(c)	1,525	28,552

		46,909

Real Estate Management & Development – 0.0%
FirstService Corp.	92	13,308
Nomura Real Estate Holdings, Inc.(b)	2,000	47,898

		61,206

Real Estate Operating Companies – 0.3%
Aroundtown SA	11,720	66,972
CA Immobilien Anlagen AG	1,218	37,737
Castellum AB(b)	2,350	58,021
CTP NV(c)	1,873	31,355
Fastighets AB Balder - Class B(a)	1,140	75,058
Hongkong Land Holdings Ltd.	8,800	42,996
Hulic Co., Ltd.	3,200	28,709
LEG Immobilien SE	660	75,159
Shurgard Self Storage SA	570	35,302
TAG Immobilien AG	1,870	42,344
VGP NV	150	38,392
Vonovia SE	1,138	53,043

		585,088

Residential REITs – 0.5%
American Homes 4 Rent - Class A(b)	3,053	122,212
Equity LifeStyle Properties, Inc.	1,020	78,010
Equity Residential	1,820	163,654
Essex Property Trust, Inc.	422	145,793
Independence Realty Trust, Inc.	4,167	110,175
Kenedix Residential Next Investment Corp.	23	40,213
Killam Apartment Real Estate Investment Trust	4,871	83,459
Minto Apartment Real Estate Investment Trust(c)	1,890	32,459
Sun Communities, Inc.	963	168,804
UDR, Inc.	2,510	143,999

Company	Shares	U.S. $ Value

UNITE Group PLC (The)	2,710	$41,049

		1,129,827

Retail REITs – 0.4%
AEON REIT Investment Corp.	39	48,243
Brixmor Property Group, Inc.	4,774	123,217
CapitaLand Integrated Commercial Trust	48,180	79,706
Eurocommercial Properties NV	1,948	53,404
Kite Realty Group Trust	4,280	97,456
Link REIT	11,968	101,922
Mercialys SA	2,379	23,576
NETSTREIT Corp.	3,504	78,630
Phillips Edison & Co., Inc.(b)	2,260	77,721
Simon Property Group, Inc.	689	90,645
SITE Centers Corp.	6,295	105,190
Spirit Realty Capital, Inc.(b)	2,070	95,261

		974,971

Specialized REITs – 0.4%
CubeSmart	2,616	136,110
Equinix, Inc.	457	338,920
National Storage Affiliates Trust	1,712	107,445
Public Storage	670	261,488
Safestore Holdings PLC	3,650	64,251

		908,214

		9,258,656

Communication Services – 3.8%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	25,363	1,187,496
Telefonica SA	10,682	51,768
Telstra Corp., Ltd.	3,399	10,042
Washington H Soul Pattinson & Co., Ltd.(b)	273	5,823

		1,255,129

Entertainment – 0.3%
Electronic Arts, Inc.	540	68,315
Liberty Media Corp-Liberty Formula One - Class C(a)	108	7,543
Take-Two Interactive Software, Inc.(a) (b)	3,417	525,330
Universal Music Group NV	98	2,616

		603,804

Interactive Media & Services – 2.6%
Alphabet, Inc. - Class A(a)	37	102,910
Alphabet, Inc. - Class C(a)	1,484	4,144,797
Meta Platforms, Inc. - Class A(a)	7,209	1,602,993

		5,850,700

Media – 0.0%
Fox Corp. - Class A(b)	138	5,444

Wireless Telecommunication Services – 0.4%
SoftBank Corp.	1,300	15,162

Company	Shares	U.S. $ Value

T-Mobile US, Inc.(a)	7,128	$914,879

		930,041

		8,645,118

Consumer Discretionary – 3.8%
Auto Components – 0.2%
Aisin Corp.	1,500	51,266
BorgWarner, Inc.	291	11,320
Goodyear Tire & Rubber Co. (The)(a)	22,321	318,967
Magna International, Inc. - Class A (Canada)	199	12,776

		394,329

Automobiles – 0.3%
Ford Motor Co.	826	13,968
Nissan Motor Co., Ltd.(a)	6,100	27,104
Stellantis NV	34,078	554,449
Tesla, Inc.(a)	55	59,268

		654,789

Hotels, Restaurants & Leisure – 0.1%
Chipotle Mexican Grill, Inc. - Class A(a)	35	55,371
Darden Restaurants, Inc.	16	2,127
Domino’s Pizza Enterprises Ltd.(b)	674	43,874
Domino’s Pizza, Inc.	20	8,140
La Francaise des Jeux SAEM(c)	129	5,118

		114,630

Household Durables – 0.0%
Electrolux AB(b)	2,406	36,409
Whirlpool Corp.(b)	57	9,848

		46,257

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc.(a)	946	3,083,913
Etsy, Inc.(a) (b)	2,094	260,242

		3,344,155

Multiline Retail – 0.0%
Dollarama, Inc.	341	19,339
Next PLC	413	32,483
Target Corp.	116	24,618

		76,440

Specialty Retail – 1.2%
AutoZone, Inc.(a)	382	781,030
Home Depot, Inc. (The)	4,972	1,488,268
Lowe’s Cos., Inc.	15	3,033
TJX Cos., Inc. (The)	6,272	379,958

		2,652,289

Textiles, Apparel & Luxury Goods – 0.5%
Deckers Outdoor Corp.(a)	931	254,880

Company	Shares	U.S. $ Value

Lululemon Athletica, Inc.(a)	7	$2,557
NIKE, Inc. - Class B	6,931	932,635
Pandora A/S	516	49,156

		1,239,228

		8,522,117

Energy – 3.4%
Energy Equipment & Services – 0.2%
Baker Hughes Co. - Class A	12,716	462,989

Oil, Gas & Consumable Fuels – 3.2%
BP PLC	98,939	485,036
Canadian Natural Resources Ltd.	961	59,506
Chevron Corp.	5,938	966,884
ConocoPhillips	2,960	296,000
Coterra Energy, Inc.	3,900	105,183
Enbridge, Inc.	492	22,649
Eni SpA	2,815	41,052
EOG Resources, Inc.	12,083	1,440,656
Equinor ASA	7,992	298,394
Exxon Mobil Corp.	9,560	789,560
Gazprom PJSC (Sponsored ADR)(d) (e)	15,730	0
Hess Corp.	960	102,758
LUKOIL PJSC (Sponsored ADR)(d) (e)	790	0
Marathon Petroleum Corp.	345	29,498
OMV AG	1,123	53,660
PetroChina Co., Ltd. - Class H	572,000	290,471
Pioneer Natural Resources Co.	27	6,751
Repsol SA	22,229	291,182
Shell PLC	55,714	1,527,048
TotalEnergies SE	9,439	477,609

		7,283,897

		7,746,886

Financials – 3.4%
Banks – 1.6%
Banco Bilbao Vizcaya Argentaria SA(b)	4,072	23,251
Bank of America Corp.	34,997	1,442,576
BNP Paribas SA	295	16,858
Hang Seng Bank Ltd.	1,100	21,156
ING Groep NV	4,354	45,460
JPMorgan Chase & Co.	563	76,748
KeyCorp	943	21,104
Mebuki Financial Group, Inc.	10,900	22,698
National Bank of Canada	887	67,993
PNC Financial Services Group, Inc. (The)	2,895	533,983
Raiffeisen Bank International AG	909	12,905
Societe Generale SA	1,886	50,558
SVB Financial Group(a)	57	31,889
Wells Fargo & Co.	25,834	1,251,916

		3,619,095

Capital Markets – 1.1%
Ameriprise Financial, Inc.	152	45,655
Carlyle Group, Inc. (The)	1,298	63,485
Goldman Sachs Group, Inc. (The)	4,219	1,392,692
LPL Financial Holdings, Inc.	4,292	784,062

Company	Shares	U.S. $ Value

Moody’s Corp.	103	$34,753
Raymond James Financial, Inc.	427	46,932

		2,367,579

Consumer Finance – 0.0%
Ally Financial, Inc.	1,195	51,958
Capital One Financial Corp.	123	16,149

		68,107

Diversified Financial Services – 0.0%
Investor AB	1,325	28,790
Kinnevik AB(a)	1,149	29,961

		58,751

Insurance – 0.7%
Aviva PLC	1,667	9,863
Fidelity National Financial, Inc.	150	7,326
iA Financial Corp., Inc.	525	31,920
Japan Post Holdings Co., Ltd.	1,400	10,282
Japan Post Insurance Co., Ltd.	3,900	67,919
Medibank Pvt Ltd.	4,486	10,307
MetLife, Inc.	1,002	70,421
Progressive Corp. (The)	5,445	620,676
Prudential Financial, Inc.	636	75,156
Willis Towers Watson PLC	2,264	534,802

		1,438,672

		7,552,204

Industrials – 3.1%
Aerospace & Defense – 0.5%
Raytheon Technologies Corp.	10,384	1,028,743

Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	164	16,918
Kuehne + Nagel International AG	190	53,947
United Parcel Service, Inc. - Class B	274	58,762

		129,627

Building Products – 0.2%
Cie de Saint-Gobain	491	29,215
Otis Worldwide Corp.	4,076	313,648
Owens Corning	604	55,266

		398,129

Construction & Engineering – 0.3%
AECOM	10,040	771,172

Electrical Equipment – 0.7%
Acuity Brands, Inc.	348	65,876
Eaton Corp. PLC	5,939	901,303
Prysmian SpA	904	30,678
Regal Rexnord Corp.	4,684	696,886
Rockwell Automation, Inc.	40	11,201

		1,705,944

Machinery – 0.1%
CNH Industrial NV	712	11,214

Company	Shares	U.S. $ Value

Iveco Group NV(a)	281	$1,850
Mitsubishi Heavy Industries Ltd.	2,700	88,631
Snap-on, Inc.	278	57,123
Techtronic Industries Co., Ltd.	3,500	56,075

		214,893

Marine – 0.0%
AP Moller - Maersk A/S - Class B	2	6,010

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	6,482	569,379
Robert Half International, Inc.	4,563	521,003

		1,090,382

Road & Rail – 0.7%
CSX Corp.	29,478	1,103,951
Knight-Swift Transportation Holdings, Inc.	9,474	478,058
Nippon Express Holdings, Inc.	400	27,480

		1,609,489

Trading Companies & Distributors – 0.0%
WW Grainger, Inc.	150	77,369

		7,031,758

Consumer Staples – 2.2%
Beverages – 0.7%
Coca-Cola Co. (The)	16,595	1,028,890
Constellation Brands, Inc. - Class A	1,978	455,573
Kirin Holdings Co., Ltd.	1,400	20,911

		1,505,374

Food & Staples Retailing – 0.9%
Costco Wholesale Corp.	1,115	642,073
George Weston Ltd.	48	5,911
J Sainsbury PLC	2,977	9,853
Kroger Co. (The)	1,642	94,202
Walmart, Inc.	8,676	1,292,030

		2,044,069

Food Products – 0.2%
Bunge Ltd.	725	80,337
Hershey Co. (The)	251	54,374
Kellogg Co.	245	15,800
Maple Leaf Foods, Inc.(b)	2,830	67,912
Mowi ASA	3,640	98,047
Nestle SA	49	6,371
Tyson Foods, Inc. - Class A	391	35,045

		357,886

Household Products – 0.4%
Procter & Gamble Co. (The)	5,757	879,670

Tobacco – 0.0%
Altria Group, Inc.	280	14,630
Imperial Brands PLC	1,523	32,081

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	703	$66,040

		112,751

		4,899,750

Materials – 2.1%
Chemicals – 0.6%
CF Industries Holdings, Inc.	1,585	163,350
Corteva, Inc.	2,690	154,621
Daicel Corp.(b)	1,700	11,332
Kuraray Co., Ltd.	1,200	10,330
Linde PLC	2,665	851,281
Mitsubishi Chemical Holdings Corp.(b)	2,400	15,962
Sika AG	47	15,550
Sumitomo Chemical Co., Ltd.	14,000	64,103

		1,286,529

Construction Materials – 0.0%
CSR Ltd.	11,190	51,153
GCC SAB de CV	4,300	30,965

		82,118

Containers & Packaging – 0.0%
Packaging Corp. of America	106	16,547
Sealed Air Corp.	458	30,668
Smurfit Kappa Group PLC	319	14,169

		61,384

Metals & Mining – 1.4%
Agnico Eagle Mines Ltd.	4,583	280,446
Alcoa Corp.	1,340	120,640
Allkem Ltd.(a)	5,420	45,747
Anglo American PLC	8,565	445,057
ArcelorMittal SA	11,238	359,999
Barrick Gold Corp.(b)	7,520	184,466
BHP Group Ltd.(b)	1,260	48,861
Endeavour Mining PLC	7,202	178,823
First Quantum Minerals Ltd.(b)	5,146	178,154
Fortescue Metals Group Ltd.	3,275	50,343
Glencore PLC(a)	43,104	280,465
Lundin Mining Corp.	7,945	80,521
MMC Norilsk Nickel PJSC (ADR)(d) (e)	2,540	0
Norsk Hydro ASA	6,438	62,551
Northern Star Resources Ltd.(b)	4,630	37,353
OZ Minerals Ltd.(b)	2,685	53,547
Regis Resources Ltd.(b)	19,455	30,820
Rio Tinto PLC	4,396	351,445
St. Barbara Ltd.(b)	23,750	25,035
Steel Dynamics, Inc.	373	31,119
Teck Resources Ltd. - Class B	1,960	79,164
Vale SA (Sponsored ADR) - Class B	8,936	178,631

		3,103,187

Paper & Forest Products – 0.1%
Suzano SA	7,900	91,510

Company	Shares	U.S. $ Value

Paper Products – 0.0%
Stora Enso Oyj - Class R	1,890	$37,077

		4,661,805

Utilities – 0.7%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	7,683	766,533
Enel SpA	22,240	148,491
NextEra Energy, Inc.	5,077	430,072
NRG Energy, Inc.	1,794	68,818

		1,413,914

Gas Utilities – 0.0%
UGI Corp.	1,721	62,335

Independent Power and Renewable Electricity Producers – 0.1%
EDP Renovaveis SA(b)	3,880	99,758
Uniper SE	384	9,920

		109,678

		1,585,927

Transportation – 0.0%
Highways & Railtracks – 0.0%
Transurban Group	8,387	84,742

Consumer Durables & Apparel – 0.0%
Homebuilding – 0.0%
PulteGroup, Inc.	1,000	41,900

Telecommunication Services – 0.0%
Integrated Telecommunication Services – 0.0%
Infrastrutture Wireless Italiane SpA(b) (c)	3,280	36,717

Total Common Stocks (cost $59,248,246)		92,673,172

INVESTMENT COMPANIES – 26.0%
Funds and Investment Trusts – 26.0%(f) (g)
AB Discovery Growth Fund, Inc. - Class Z	215,799	2,598,221
AB Discovery Value Fund - Class Z	128,184	3,028,990
AB International Small Cap Portfolio - Class Z	627,599	7,518,631
Bernstein International Strategic Equities Portfolio - Class Z	3,134,182	39,114,594
Bernstein Small Cap Core Portfolio - Class Z	213,805	2,984,722
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	125,464	3,599,550

Total Investment Companies (cost $58,981,048)		58,844,708

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 17.0%
Australia – 1.9%
Australia Government Bond Series 145 2.75%, 06/21/2035(c)	AUD	802	$589,382
Series 150 3.00%, 03/21/2047(c)		1,025	739,388
Series 156 2.75%, 05/21/2041(c)		715	505,383
Series 158 1.25%, 05/21/2032		2,899	1,876,377
Series 163 1.00%, 11/21/2031(c)		766	487,431

			4,197,961

Austria – 0.0%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(c)	EUR	65	67,449

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)		180	218,617

Canada – 0.2%
Canadian Government Bond 2.00%, 12/01/2051	CAD	430	316,273
2.25%, 12/01/2029		216	171,620

			487,893

China – 1.1%
China Government Bond Series 1827 3.25%, 11/22/2028	CNY	1,710	277,074
Series INBK 2.68%, 05/21/2030		3,670	568,668
3.01%, 05/13/2028		1,310	208,955
3.27%, 11/19/2030		2,180	353,785
3.39%, 03/16/2050		7,420	1,155,176

			2,563,658

Germany – 1.1%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(c)	EUR	480	444,803
3.25%, 07/04/2042(c)		246	410,957
Series G Zero Coupon, 08/15/2031-08/15/2050(c)		1,579	1,626,310

			2,482,070

Indonesia – 0.1%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	3,557,000	243,201

Ireland – 0.1%
Ireland Government Bond Zero Coupon, 10/18/2031(c)	EUR	168	169,010

	Principal Amount (000)		U.S. $ Value

Italy – 0.7%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(c)	EUR	1,219	$1,252,288
0.50%, 07/15/2028(c)		187	193,768
1.50%, 04/30/2045(c)		172	161,890

			1,607,946

Japan – 2.1%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	51,450	421,122
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		66,350	478,844
Series 68 0.60%, 09/20/2050		43,500	330,799
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		31,650	248,018
Series 171 0.30%, 12/20/2039		44,850	349,531
Series 177 0.40%, 06/20/2041		78,800	615,881
Japan Government Two Year Bond Series 426 0.005%, 07/01/2023		283,700	2,332,567

			4,776,762

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	1,088	268,479

South Korea – 0.4%
Korea Treasury Bond Series 3012 1.50%, 12/10/2030	KRW	1,236,490	904,452

Spain – 0.3%
Spain Government Bond 1.00%, 07/30/2042(c)	EUR	615	588,830

Thailand – 0.1%
Thailand Government Bond 2.00%, 12/17/2031	THB	7,680	224,493

United Kingdom – 1.5%
United Kingdom Gilt 0.375%, 10/22/2026(c)	GBP	1,383	1,729,245
0.875%, 01/31/2046(c)		253	271,709
1.25%, 07/31/2051(c)		168	194,063
1.50%, 07/31/2053(c)		61	75,143
1.75%, 09/07/2037(c)		856	1,112,857

			3,383,017

	Principal Amount (000)		U.S. $ Value

United States – 7.2%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	2,680	$2,103,800
1.875%, 02/15/2051		1,165	1,018,559
2.00%, 08/15/2051		715	644,952
4.50%, 08/15/2039		200	257,938
U.S. Treasury Notes 0.25%, 05/31/2025		550	512,531
0.375%, 04/15/2024		870	836,288
0.50%, 03/15/2023-02/28/2026		1,857	1,799,395
0.625%, 07/31/2026		565	522,007
0.875%, 01/31/2024		428	417,367
1.125%, 10/31/2026		882	830,458
1.25%, 08/15/2031		486	441,956
1.375%, 11/15/2031		1,845	1,693,548
1.50%, 01/31/2027		2,456	2,350,373
1.875%, 02/15/2032		1,183	1,136,235
2.125%, 05/31/2026		1,840	1,813,550

			16,378,957

Total Governments - Treasuries (cost $41,549,695)			38,562,795

CORPORATES - INVESTMENT GRADE – 6.4%
Financial Institutions – 3.6%
Banking – 2.4%
Banco Santander SA 1.125%, 06/23/2027(c)	EUR	100	107,752
4.175%, 03/24/2028	U.S.$	200	201,388
Bank of America Corp. 2.299%, 07/21/2032		121	107,684
2.551%, 02/04/2028		143	136,771
3.384%, 04/02/2026		63	62,912
3.559%, 04/23/2027		73	73,264
CaixaBank SA 0.375%, 11/18/2026(c)	EUR	100	106,085
1.50%, 12/03/2026(c)	GBP	200	246,832
Citigroup, Inc. 1.462%, 06/09/2027	U.S.$	9	8,287
2.561%, 05/01/2032		144	130,418
5.95%, 01/30/2023(h)		90	90,967
Series Y 4.15%, 11/15/2026(h)		91	85,172
Credit Suisse Group AG 4.194%, 04/01/2031(c)		250	247,043
Danske Bank A/S 0.75%, 06/09/2029(c)	EUR	185	189,307
4.298%, 04/01/2028(c)	U.S.$	200	201,644
Fifth Third Bancorp Series L 4.50%, 09/30/2025(h)		41	40,630
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		118	104,858
2.64%, 02/24/2028		47	44,982
3.615%, 03/15/2028		29	29,001

	Principal Amount (000)		U.S. $ Value

Series V 4.125%, 11/10/2026(h)	U.S.$	67	$62,858
HSBC Holdings PLC 6.375%, 03/30/2025(h)		200	207,250
ING Groep NV 6.50%, 04/16/2025(h)		232	240,480
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)	EUR	170	185,326
Series I 3.769% (LIBOR 3 Month + 3.47%), 07/30/2022(h) (i)	U.S.$	34	34,001
Series V 4.287% (LIBOR 3 Month + 3.32%), 07/01/2022(h) (i)		17	16,955
Lloyds Banking Group PLC 7.50%, 06/27/2024(h)		200	210,370
Mitsubishi UFJ Financial Group, Inc. 0.978%, 06/09/2024(c)	EUR	215	239,023
Morgan Stanley 0.406%, 10/29/2027		160	167,736
2.239%, 07/21/2032	U.S.$	119	105,513
2.475%, 01/21/2028		80	76,292
Nationwide Building Society 2.972%, 02/16/2028(c)		249	237,299
Natwest Group PLC 0.78%, 02/26/2030(c)	EUR	200	203,992
Nordea Bank Abp 6.125%, 09/23/2024(c) (h)	U.S.$	200	205,872
PNC Financial Services Group, Inc. (The) Series O 3.995% (LIBOR 3 Month + 3.68%), 08/01/2022(h) (i)		17	16,928
Santander Holdings USA, Inc. 2.49%, 01/06/2028		66	61,661
Santander UK Group Holdings PLC 2.469%, 01/11/2028		255	237,349
Societe Generale SA 2.797%, 01/19/2028(c)		211	197,515
Standard Chartered PLC 1.809% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (h) (i)		200	172,602
2.608%, 01/12/2028(c)		212	198,305
UniCredit SpA 3.127%, 06/03/2032(c)		245	215,762

			5,508,086

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(h)		201	192,877

Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		345	311,846

	Principal Amount (000)		U.S. $ Value

Air Lease Corp. 2.10%, 09/01/2028	U.S.$	26	$23,107
2.875%, 01/15/2026		23	22,202
3.25%, 03/01/2025		5	4,929
3.625%, 04/01/2027		14	13,732
4.625%, 10/01/2028		20	20,375
Aircastle Ltd. 2.85%, 01/26/2028(c)		109	98,210
4.25%, 06/15/2026		49	48,321
5.25%, 08/11/2025(c)		72	73,424
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		13	11,961
3.50%, 11/01/2027(c)		18	17,050
4.125%, 08/01/2025(c)		2	1,984
4.375%, 01/30/2024(c)		13	13,082
4.875%, 10/01/2025(c)		23	23,358
5.50%, 12/15/2024(c)		47	48,443
Synchrony Financial 2.875%, 10/28/2031		124	110,191
3.95%, 12/01/2027		13	12,923

			855,138

Insurance – 0.1%
Voya Financial, Inc. 5.65%, 05/15/2053		153	153,811

REITs – 0.6%
American Tower Corp. 0.50%, 01/15/2028	EUR	195	198,002
Digital Euro Finco LLC 2.50%, 01/16/2026(c)		220	249,206
Essential Properties LP 2.95%, 07/15/2031	U.S.$	152	133,478
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		74	67,086
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030		81	77,158
Series J 2.90%, 12/15/2031		137	122,675
Office Properties Income Trust 3.45%, 10/15/2031		179	154,253
SBB Treasury Oyj 0.75%, 12/14/2028(c)	EUR	130	118,168
Vornado Realty LP 3.40%, 06/01/2031	U.S.$	160	149,867
WPC Eurobond BV 0.95%, 06/01/2030	EUR	157	151,810

			1,421,703

			8,131,615

	Principal Amount (000)		U.S. $ Value

Industrial – 2.7%
Basic – 0.0%
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	78	$73,047

Communications - Media – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		17	16,199
5.125%, 07/01/2049		28	27,877
5.375%, 05/01/2047		35	35,779
Discovery Communications LLC 4.65%, 05/15/2050		33	32,212
5.20%, 09/20/2047		100	103,944
5.30%, 05/15/2049		46	48,442
Magallanes, Inc. 3.755%, 03/15/2027(c)		58	57,916
4.054%, 03/15/2029(c)		38	38,186
Netflix, Inc. 3.625%, 05/15/2027	EUR	147	173,496
Weibo Corp. 3.375%, 07/08/2030	U.S.$	200	169,825

			703,876

Communications - Telecommunications – 0.2%
AT&T, Inc. Series B 2.875%, 03/02/2025(h)	EUR	100	107,721
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	77	105,213
T-Mobile USA, Inc. 2.625%, 04/15/2026		73	69,836
3.375%, 04/15/2029		78	74,340

			357,110

Consumer Cyclical - Automotive – 0.2%
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		20	19,057
3.35%, 06/08/2025(c)		98	96,488
Harley-Davidson, Inc. 3.50%, 07/28/2025		96	95,619
Volkswagen International Finance NV 0.875%, 09/22/2028(c)	EUR	200	207,424

			418,588

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	89	84,013
3.90%, 08/08/2029		100	91,654
MDC Holdings, Inc. 6.00%, 01/15/2043		133	138,202

			313,869

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
PVH Corp. 3.125%, 12/15/2027(c)	EUR	105	$119,402

Consumer Non-Cyclical – 0.3%
Altria Group, Inc. 3.125%, 06/15/2031		270	299,607
American Medical Systems Europe BV 1.375%, 03/08/2028		103	111,582
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(c) (h)		191	192,030
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(c)		169	160,233

			763,452

Energy – 0.8%
BP Capital Markets PLC 3.25%, 03/22/2026(c) (h)		180	199,641
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)	U.S.$	123	109,429
5.75%, 01/15/2031(c)		89	97,264
Devon Energy Corp. 5.60%, 07/15/2041		171	197,567
Enbridge Energy Partners LP 7.375%, 10/15/2045		130	180,456
Energy Transfer LP 6.25%, 04/15/2049		225	258,082
Eni SpA Series NC9 3.375%, 07/13/2029(c) (h)	EUR	155	163,795
ONEOK Partners LP 6.125%, 02/01/2041	U.S.$	7	7,699
ONEOK, Inc. 6.35%, 01/15/2031		116	134,298
Suncor Energy, Inc. 6.50%, 06/15/2038		44	55,608
6.85%, 06/01/2039		94	121,681
TransCanada PipeLines Ltd. 6.20%, 10/15/2037		62	75,814
7.625%, 01/15/2039		69	96,140
Valero Energy Corp. 6.625%, 06/15/2037		32	39,673

			1,737,147

Technology – 0.4%
Baidu, Inc. 1.625%, 02/23/2027		222	199,462
Broadcom, Inc. 4.00%, 04/15/2029(c)		24	23,988
4.15%, 04/15/2032(c)		83	82,818
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		26	38,074
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	165	174,062

	Principal Amount (000)		U.S. $ Value

Kyndryl Holdings, Inc. 2.05%, 10/15/2026(c)	U.S.$	130	$116,809
Oracle Corp. 3.60%, 04/01/2040		100	86,684
3.65%, 03/25/2041		56	48,796
5.375%, 07/15/2040		31	32,711
Western Digital Corp. 2.85%, 02/01/2029		28	25,669
3.10%, 02/01/2032		130	116,202
Workday, Inc. 3.70%, 04/01/2029		25	25,030
3.80%, 04/01/2032		62	62,077

			1,032,382

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		99	105,967

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(e)		200	204,673
ENA Master Trust 4.00%, 05/19/2048(c)		200	187,662
FedEx Corp. 0.45%, 05/04/2029	EUR	220	223,544

			615,879

			6,240,719

Utility – 0.1%
Electric – 0.1%
Iberdrola International BV Series NC6 1.45%, 11/09/2026(c) (h)		100	104,575
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	48	44,226

			148,801

Total Corporates - Investment Grade (cost $15,667,127)			14,521,135

CORPORATES - NON-INVESTMENT GRADE – 2.1%
Industrial – 1.5%
Basic – 0.3%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)		150	131,883
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	100	104,541
Ingevity Corp. 3.875%, 11/01/2028(c)	U.S.$	88	79,543
Olympus Water US Holding Corp. 3.875%, 10/01/2028(c)	EUR	150	151,230
Rimini Bidco SpA 5.25% (EURIBOR 3 MONTH + 5.25%), 12/14/2026(c) (i)		115	112,745

	Principal Amount (000)		U.S. $ Value

WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(c)	EUR	120	$113,751

			693,693

Capital Goods – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(c)		135	137,732
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)		140	153,117
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	110	113,263

			404,112

Communications - Media – 0.2%
Cable One, Inc. 4.00%, 11/15/2030(c)		53	48,896
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(c)		112	101,598
DISH DBS Corp. 5.25%, 12/01/2026(c)		126	120,226
5.75%, 12/01/2028(c)		87	82,595

			353,315

Communications - Telecommunications – 0.1%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)	EUR	110	117,195
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)	U.S.$	67	57,659
Telecom Italia SpA/Milano 1.625%, 01/18/2029(c)	EUR	140	130,927

			305,781

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)		120	131,356
ZF Finance GmbH 2.00%, 05/06/2027(c)		100	99,672

			231,028

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029		200	160,990

Consumer Cyclical - Other – 0.1%
NH Hotel Group SA 4.00%, 07/02/2026(c)		100	107,925

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)	U.S.$	116	$107,183

Consumer Cyclical - Retailers – 0.0%
Levi Strauss & Co. 3.50%, 03/01/2031(c)		55	50,487

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(c)		61	61,057
Avantor Funding, Inc. 2.625%, 11/01/2025(c)	EUR	102	114,174
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(c)		120	129,182
Grifols Escrow Issuer SA 3.875%, 10/15/2028(c)		100	105,200
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029(c)		135	134,708

			544,321

Other Industrial – 0.1%
Belden, Inc. 3.375%, 07/15/2027(c)		110	118,518

Services – 0.1%
Block, Inc. 2.75%, 06/01/2026(c)	U.S.$	114	107,804
Elior Group SA 3.75%, 07/15/2026(c)	EUR	105	105,721
Verisure Holding AB 3.25%, 02/15/2027(c)		110	114,274

			327,799

			3,405,152

Financial Institutions – 0.5%
Banking – 0.4%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(h)	U.S.$	200	201,134
Banco Santander SA 6.75%, 04/25/2022(c) (h)	EUR	200	221,954
Credit Suisse Group AG 7.50%, 12/11/2023(c) (h)	U.S.$	200	207,234
Intesa Sanpaolo SpA Series E 3.928%, 09/15/2026(c)	EUR	125	144,562
Societe Generale SA 7.875%, 12/18/2023(c) (h)	U.S.$	200	209,086

			983,970

	Principal Amount (000)		U.S. $ Value

Finance – 0.0%
SLM Corp. 4.20%, 10/29/2025	U.S.$	69	$68,469

REITs – 0.1%
Vivion Investments SARL 3.00%, 08/08/2024(c)	EUR	100	106,391

			1,158,830

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(c)		100	99,744

Total Corporates - Non-Investment Grade (cost $5,128,276)			4,663,726

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Risk Share Floating Rate – 1.3%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 2.207% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (i)	U.S.$	121	120,673
Series 2019-2A, Class M2 3.557% (LIBOR 1 Month + 3.10%), 04/25/2029(c) (i)		150	147,556
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.757% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (i)		11	11,480
Series 2019-R03, Class 1M2 2.607% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (i)		8	8,253
Series 2019-R04, Class 2M2 2.557% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (i)		2	1,690
Series 2019-R05, Class 1M2 2.457% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (i)		1	738
Series 2019-R06, Class 2M2 2.557% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (i)		11	11,261
Series 2019-R07, Class 1M2 2.557% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (i)		11	10,907
Series 2021-R01, Class 1M1 0.849% (LIBOR 30 + 0.75%), 10/25/2041(c) (i)		11	10,974
Series 2021-R01, Class 1M2 1.649% (LIBOR 30 + 1.55%), 10/25/2041(c) (i)		19	18,785
Series 2021-R03, Class 1M1 0.949% (LIBOR 30 + 0.85%), 12/25/2041(c) (i)		152	150,283

	Principal Amount (000)		U.S. $ Value

Series 2022-R01, Class 1M2 1.999% (LIBOR 30 + 1.90%), 12/25/2041(c) (i)	U.S.$	169	$160,965
Series 2022-R02, Class 2M2 3.099% (LIBOR 30 + 3.00%), 01/25/2042(c) (i)		168	163,945
Eagle RE Ltd. Series 2018-1, Class M1 1.887% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (i)		56	55,673
Series 2021-2, Class M1B 2.149% (LIBOR 30 + 2.05%), 04/25/2034(c) (i)		150	147,765
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.457% (LIBOR 1 Month + 4.00%), 08/25/2024(i)		57	58,090
Series 2019-DNA3, Class M2 2.507% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (i)		17	16,930
Series 2019-HQA1, Class M2 2.807% (LIBOR 1 Month + 2.35%), 02/25/2049(c) (i)		46	45,607
Series 2021-DNA5, Class M2 1.749% (SOFR 30 + 1.65%), 01/25/2034(c) (i)		56	54,714
Series 2021-DNA6, Class M2 1.599% (SOFR 30 + 1.50%), 10/25/2041(c) (i)		146	139,303
Series 2021-DNA7, Class M2 1.899% (SOFR 30 + 1.80%), 11/25/2041(c) (i)		218	207,039
Series 2021-HQA4, Class M1 1.049% (SOFR 30 + 0.95%), 12/25/2041(c) (i)		174	169,919
Series 2021-HQA4, Class M2 2.449% (SOFR 30 + 2.35%), 12/25/2041(c) (i)		218	204,775
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.757% (LIBOR 1 Month + 4.30%), 02/25/2025(i)		22	21,974
Series 2015-C02, Class 1M2 4.457% (LIBOR 1 Month + 4.00%), 05/25/2025(i)		34	34,269
Series 2015-C03, Class 1M2 5.457% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		16	16,441
Series 2015-C03, Class 2M2 5.457% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		1	710

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 1M2 6.157% (LIBOR 1 Month + 5.70%), 04/25/2028(i)	U.S.$	29	$31,244
Series 2016-C01, Class 1M2 7.207% (LIBOR 1 Month + 6.75%), 08/25/2028(i)		29	31,352
Series 2016-C02, Class 1M2 6.457% (LIBOR 1 Month + 6.00%), 09/25/2028(i)		49	51,855
Series 2016-C06, Class 1M2 4.707% (LIBOR 1 Month + 4.25%), 04/25/2029(i)		68	70,983
Series 2017-C01, Class 1M2 4.007% (LIBOR 1 Month + 3.55%), 07/25/2029(i)		50	51,190
Series 2021-R02, Class 2M2 2.099% (SOFR 30 + 2.00%), 11/25/2041(c) (i)		95	90,845
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.707% (LIBOR 1 Month + 4.25%), 11/25/2024(i) (j)		8	7,763
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 3.195% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (i)		69	68,107
Radnor Re Ltd. Series 2019-1, Class M1B 2.407% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (i)		140	140,663
STACR Trust Series 2018-DNA3, Class M2 2.557% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (i)		160	160,975
Traingle Re Ltd. Series 2021-1, Class M1B 3.457% (LIBOR 1 Month + 3.00%), 08/25/2033(c) (i)		29	28,584
Triangle Re Ltd. Series 2021-3, Class M1A 1.999% (SOFR 30 + 1.90%), 02/25/2034(c) (i)		178	177,003
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.707% (LIBOR 1 Month + 5.25%), 11/25/2025(i) (j)		41	38,190
Series 2015-WF1, Class 2M2 5.957% (LIBOR 1 Month + 5.50%), 11/25/2025(i) (j)		11	10,077

			2,949,550

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.703% (6.10% – LIBOR 1 Month), 12/15/2044(i) (k)	U.S.$	278	$41,088
Series 4693, Class SL 5.753% (6.15% – LIBOR 1 Month), 06/15/2047(i) (k)		292	48,263
Series 4719, Class JS 5.753% (6.15% – LIBOR 1 Month), 09/15/2047(i) (k)		177	26,396
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.083% (6.54% – LIBOR 1 Month), 12/25/2041(i) (k)		149	24,998
Series 2016-106, Class ES 5.543% (6.00% – LIBOR 1 Month), 01/25/2047(i) (k)		269	42,011
Series 2017-81, Class SA 5.743% (6.20% – LIBOR 1 Month), 10/25/2047(i) (k)		304	50,697
Series 2017-97, Class LS 5.743% (6.20% – LIBOR 1 Month), 12/25/2047(i) (k)		261	44,102
Government National Mortgage Association Series 2017-134, Class SE 5.751% (6.20% – LIBOR 1 Month), 09/20/2047(i) (k)		147	20,776
Series 2017-65, Class ST 5.701% (6.15% – LIBOR 1 Month), 04/20/2047(i) (k)		275	43,416

			341,747

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		14	11,746
Series 2006-24CB, Class A16 5.75%, 08/25/2036		75	54,311
Series 2006-28CB, Class A14 6.25%, 10/25/2036		57	38,792
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		33	28,441
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		25	15,246
CHL Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		34	20,742
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		19	11,187

			180,465

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.837% (LIBOR 1 Month + 0.38%), 12/25/2036(i)	U.S.$	185	$83,362
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.957% (LIBOR 1 Month + 0.50%), 03/25/2035(i)		38	33,350

			116,712

Total Collateralized Mortgage Obligations (cost $3,705,502)			3,588,474

MORTGAGE PASS-THROUGHS – 1.4%
Agency Fixed Rate 30-Year – 1.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		187	188,412
Series 2020 2.50%, 07/01/2050		121	116,472
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		99	104,299
Federal National Mortgage Association Series 2012 3.50%, 11/01/2042		211	216,042
Series 2013 3.50%, 04/01/2043		133	136,237
Series 2018 3.50%, 02/01/2048		79	80,174
4.50%, 09/01/2048		172	181,166
Series 2020 2.50%, 07/01/2050		673	648,713
Uniform Mortgage-Backed Security Series 2022 2.50%, 04/01/2052, TBA		499	476,673
3.00%, 04/01/2052, TBA		1,031	1,009,652

Total Mortgage Pass-Throughs (cost $3,298,047)			3,157,840

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
China – 1.1%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	12,590	2,175,253
Series 1910 3.65%, 05/21/2029		2,040	331,622
Series 2009 3.39%, 07/10/2027		110	17,665

			2,524,540

	Principal Amount (000)		U.S. $ Value

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)	U.S.$	200	$175,350

Total Quasi-Sovereigns (cost $2,424,748)			2,699,890

COLLATERALIZED LOAN OBLIGATIONS – 0.9%
CLO - Floating Rate – 0.9%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 1.414% (LIBOR 3 Month + 1.16%), 07/20/2034(c) (i)		250	248,321
Ballyrock CLO Ltd. Series 2021-16A, Class A1 1.384% (LIBOR 3 Month + 1.13%), 07/20/2034(c) (i)		250	247,282
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.388% (LIBOR 3 Month + 1.14%), 10/19/2028(c) (i)		240	239,836
Neuberger Berman Loan Advisers Clo 42 Ltd. Series 2021-42A, Class B 1.841% (LIBOR 3 Month + 1.60%), 07/16/2035(c) (i)		250	247,869
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.371% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (i)		250	248,449
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.668% (LIBOR 3 Month + 1.18%), 11/18/2031(c) (i)		320	318,151
Pikes Peak CLO 8 Series 2021-8A, Class B 2.004% (LIBOR 3 Month + 1.75%), 07/20/2034(c) (i)		250	247,726
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.484% (LIBOR 3 Month + 1.23%), 01/20/2032(c) (i)		250	249,331

Total Collateralized Loan Obligations (cost $2,060,069)			2,046,965

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.6%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.397% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (i)		200	198,220

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.397% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (i)	U.S.$	375	$365,044
BHMS Series 2018-ATLS, Class A 1.647% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (i)		158	156,408
BX Trust Series 2018-EXCL, Class A 1.485% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (i)		138	136,387
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.479% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (i)		166	164,067
Invitation Homes Trust Series 2018-SFR4, Class A 1.541% (LIBOR 1 Month + 1.10%), 01/17/2038(c) (i)		208	206,669
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.597% (LIBOR 1 Month + 2.20%), 11/15/2026(i) (j)		72	66,781

			1,293,576

Non-Agency Fixed Rate CMBS – 0.2%
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		276	273,759
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.27%, 05/15/2045(c)		119	83,341
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		136	135,496

			492,596

Total Commercial Mortgage-Backed Securities (cost $1,847,750)			1,786,172

COVERED BONDS – 0.7%
Bank of Montreal 0.125%, 01/26/2027(c)	EUR	220	232,705
Bank of Nova Scotia (The) 0.01%, 01/14/2027(c)		150	157,805
Commonwealth Bank of Australia 0.125%, 10/15/2029(c)		305	310,525
DNB Boligkreditt AS 0.625%, 06/19/2025(c)		282	309,854
National Australia Bank Ltd. 0.875%, 02/19/2027(c)		300	328,334

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society 0.625%, 03/25/2027(c)	EUR	200	$216,670

Total Covered Bonds (cost $1,596,458)			1,555,893

GOVERNMENTS - SOVEREIGN AGENCIES – 0.5%
Canada – 0.4%
Canada Housing Trust No. 1 1.55%, 12/15/2026(c)	CAD	1,035	785,446

Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(c)	EUR	220	238,629

Total Governments - Sovereign Agencies (cost $1,063,620)			1,024,075

SUPRANATIONALS – 0.3%
International Bank for Reconstruction & Development Series G Zero Coupon, 01/15/2027		237	251,875
European Investment Bank 1.80%, 01/19/2027	AUD	260	182,791
0.75%, 07/15/2027		241	158,606
Inter-American Development Bank 2.50%, 04/14/2027(c)		210	151,542

Total Supranationals (cost $758,055)			744,814

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 3.875%, 04/25/2027	U.S.$	200	192,538

Germany – 0.0%
Kreditanstalt fuer Wiederaufbau 3.20%, 09/11/2026	AUD	89	66,721

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(c)	EUR	180	209,554

Panama – 0.1%
Panama Government International Bond 6.70%, 01/26/2036	U.S.$	165	203,909

Total Governments - Sovereign Bonds (cost $740,258)			672,722

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)	U.S.$	24	$22,980

Capital Goods – 0.1%
Cemex SAB de CV 5.45%, 11/19/2029(c)		200	203,250

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		200	176,750

Consumer Cyclical - Other – 0.1%
Allwyn Entertainment Financing UK PLC 4.125% (EURIBOR 3 Month + 4.13%), 02/15/2028(c) (i)	EUR	112	121,330

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(c)	U.S.$	28	27,860

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		46	46,825

			598,995

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(j)		14	13,917

Total Emerging Markets - Corporate Bonds (cost $651,191)			612,912

INFLATION-LINKED SECURITIES – 0.2%
United States – 0.2%
U.S. Treasury Inflation Index 0.125%, 10/15/2026 (TIPS) (cost $436,876)		406	427,691

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.1%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(c) (cost $346,465)	EUR	297	312,552

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.50%, 02/22/2029(c)	U.S.$	150	148,153

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.0%
El Salvador Government International Bond 8.625%, 02/28/2029(c)	U.S.$	75	$36,000

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	100	102,176

Total Emerging Markets - Sovereigns (cost $298,804)			286,329

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Province of Ontario Canada 2.70%, 06/02/2029 (cost $293,037)	CAD	360	282,926

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(c) (cost $103,575)	U.S.$	104	93,958

Total Investments Before Security Lending Collateral for Securities Loaned – 101.0% (cost $200,198,847)			228,558,749

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(f) (g) (l) (cost $428,206)		428,206	428,206

Total Investments – 101.2% (cost $200,627,053)(m)			228,986,955
Other assets less liabilities – (1.2)%			(2,704,435)

Net Assets – 100.0%			$226,282,520

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-BOBL Futures	12	June 2022	$1,710,616	$8,848
Euro-Bund Futures	11	June 2022	1,930,693	(33,974)
Euro-Schatz Futures	3	June 2022	367,502	(3,803)
U.S. 10 Yr Ultra Futures	6	June 2022	812,813	(26,539)
U.S. T-Note 2 Yr (CBT) Futures	12	June 2022	2,543,063	(33,069)
Sold Contracts
10 Yr Canadian Bond Futures	1	June 2022	104,435	4,542
Euro-OAT Futures	12	June 2022	2,011,295	31,482
Japan 10 Yr Bond (OSE) Futures	2	June 2022	246,279	(1,404)
U.S. T-Note 5 Yr (CBT) Futures	25	June 2022	2,867,188	(3,851)

				$(57,768)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	2,168,439	USD	1,822	04/28/2022	$38,314
Bank of America, NA	USD	2,539	JPY	291,089	04/28/2022	(146,601)
BNP Paribas SA	USD	760	SGD	1,030	04/21/2022	253
BNP Paribas SA	ZAR	12,944	USD	878	04/21/2022	(6,363)
BNP Paribas SA	CNH	39,143	USD	6,122	05/18/2022	(24,204)
BNP Paribas SA	USD	129	CNH	821	05/18/2022	(178)
BNP Paribas SA	USD	818	MXN	16,744	05/19/2022	17,426
Citibank, NA	BRL	8,204	USD	1,732	04/04/2022	8,456
Citibank, NA	USD	1,598	BRL	8,204	04/04/2022	125,442
Citibank, NA	INR	61,935	USD	818	04/07/2022	998
Citibank, NA	USD	777	INR	59,535	04/07/2022	8,467
Citibank, NA	CHF	772	USD	840	04/13/2022	4,523
Citibank, NA	USD	822	CHF	764	04/13/2022	5,175
Citibank, NA	USD	829	ZAR	12,826	04/21/2022	46,874
Citibank, NA	USD	848	CAD	1,075	04/22/2022	11,790
Citibank, NA	AUD	6,602	USD	4,662	04/28/2022	(279,604)
Citibank, NA	EUR	551	USD	606	05/12/2022	(4,123)
Citibank, NA	CNH	4,711	USD	735	05/18/2022	(4,541)
Citibank, NA	CLP	628,083	USD	799	05/25/2022	7,224
Citibank, NA	COP	2,972,950	USD	784	05/25/2022	1,462
Citibank, NA	USD	781	CLP	634,602	05/25/2022	18,648
Citibank, NA	USD	776	COP	2,998,679	05/25/2022	13,047
Citibank, NA	GBP	520	USD	684	06/09/2022	1,170
Credit Suisse International	CHF	765	USD	827	04/13/2022	(859)
Credit Suisse International	USD	864	PLN	3,612	05/06/2022	(7,166)
Goldman Sachs Bank USA	INR	60,483	USD	788	04/07/2022	(9,299)
Goldman Sachs Bank USA	ZAR	13,389	USD	848	04/21/2022	(66,519)
Goldman Sachs Bank USA	USD	791	AUD	1,068	04/28/2022	8,232
Goldman Sachs Bank USA	TWD	21,996	USD	771	04/29/2022	2,748
Goldman Sachs Bank USA	USD	828	TWD	22,980	04/29/2022	(25,562)
Goldman Sachs Bank USA	USD	734	MXN	14,963	05/19/2022	12,097
Goldman Sachs Bank USA	MYR	1,237	USD	291	06/16/2022	(1,496)
HSBC Bank USA	BRL	8,204	USD	1,664	04/04/2022	(58,938)
HSBC Bank USA	USD	1,732	BRL	8,204	04/04/2022	(8,456)
HSBC Bank USA	USD	1,682	SGD	2,265	04/21/2022	(10,247)
HSBC Bank USA	AUD	1,753	USD	1,270	04/28/2022	(41,382)
HSBC Bank USA	KRW	1,001,741	USD	836	04/28/2022	11,977
HSBC Bank USA	USD	826	IDR	11,962,138	04/28/2022	7,429
HSBC Bank USA	USD	774	KRW	960,637	04/28/2022	15,828
HSBC Bank USA	USD	867	KRW	1,041,812	04/28/2022	(10,022)
HSBC Bank USA	TWD	22,475	USD	791	04/29/2022	5,602
HSBC Bank USA	BRL	3,983	USD	829	05/03/2022	(1,015)
HSBC Bank USA	USD	831	BRL	4,021	05/03/2022	6,233
HSBC Bank USA	USD	39	EUR	35	05/12/2022	249
HSBC Bank USA	USD	14	CNH	88	05/18/2022	65
HSBC Bank USA	USD	69	GBP	52	06/09/2022	(279)
HSBC Bank USA	DKK	666	USD	99	06/17/2022	(622)
HSBC Bank USA	NOK	467	USD	54	06/17/2022	1,115
JPMorgan Chase Bank, NA	SGD	1,184	USD	875	04/21/2022	789

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	PLN	3,491	USD	806	05/06/2022	$(21,827)
JPMorgan Chase Bank, NA	USD	527	EUR	481	05/12/2022	5,331
JPMorgan Chase Bank, NA	USD	1,408	EUR	1,262	05/12/2022	(10,702)
JPMorgan Chase Bank, NA	SEK	7,384	USD	783	06/17/2022	(3,537)
Morgan Stanley Capital Services, Inc.	INR	59,224	USD	781	04/07/2022	411
Morgan Stanley Capital Services, Inc.	USD	840	CHF	776	04/13/2022	(118)
Morgan Stanley Capital Services, Inc.	USD	883	ZAR	13,556	04/21/2022	42,186
Morgan Stanley Capital Services, Inc.	CAD	2,628	USD	2,067	04/22/2022	(35,069)
Morgan Stanley Capital Services, Inc.	USD	842	KRW	1,010,109	04/28/2022	(10,551)
Morgan Stanley Capital Services, Inc.	USD	766	TWD	22,026	04/29/2022	3,098
Morgan Stanley Capital Services, Inc.	PLN	3,411	USD	856	05/06/2022	46,243
Morgan Stanley Capital Services, Inc.	USD	146	CNH	933	05/18/2022	348
Morgan Stanley Capital Services, Inc.	GBP	3,259	USD	4,257	06/09/2022	(22,380)
Morgan Stanley Capital Services, Inc.	USD	774	INR	59,224	07/07/2022	(2,600)
Standard Chartered Bank	USD	793	INR	60,697	04/07/2022	7,715
Standard Chartered Bank	USD	813	INR	61,410	04/07/2022	(3,645)
Standard Chartered Bank	IDR	15,740,288	USD	1,091	04/28/2022	(5,968)
Standard Chartered Bank	JPY	1,174,222	USD	10,220	04/28/2022	570,472
Standard Chartered Bank	USD	840	IDR	12,127,754	04/28/2022	5,000
Standard Chartered Bank	USD	1,619	JPY	186,945	04/28/2022	(82,330)
Standard Chartered Bank	TWD	22,891	USD	820	04/29/2022	20,291
Standard Chartered Bank	USD	774	TWD	22,316	04/29/2022	5,536
Standard Chartered Bank	NZD	2,275	USD	1,549	06/10/2022	(26,530)
State Street Bank & Trust Co.	USD	196	CHF	181	04/13/2022	(132)
State Street Bank & Trust Co.	USD	46	SGD	62	04/21/2022	(272)
State Street Bank & Trust Co.	CAD	726	USD	575	04/22/2022	(6,089)
State Street Bank & Trust Co.	USD	72	CAD	92	04/22/2022	1,179
State Street Bank & Trust Co.	AUD	119	USD	85	04/28/2022	(3,620)
State Street Bank & Trust Co.	HKD	260	USD	33	04/28/2022	158
State Street Bank & Trust Co.	JPY	27,654	USD	237	04/28/2022	10,100
State Street Bank & Trust Co.	JPY	29,984	USD	245	04/28/2022	(1,709)
State Street Bank & Trust Co.	USD	587	AUD	813	04/28/2022	21,703
State Street Bank & Trust Co.	USD	187	AUD	248	04/28/2022	(368)
State Street Bank & Trust Co.	USD	2	JPY	244	04/28/2022	3
State Street Bank & Trust Co.	USD	328	JPY	37,862	04/28/2022	(16,673)
State Street Bank & Trust Co.	EUR	694	USD	782	05/12/2022	12,774
State Street Bank & Trust Co.	EUR	588	USD	647	05/12/2022	(4,870)
State Street Bank & Trust Co.	USD	738	EUR	672	05/12/2022	6,711
State Street Bank & Trust Co.	USD	1,379	EUR	1,220	05/12/2022	(27,094)
State Street Bank & Trust Co.	MXN	302	USD	15	05/19/2022	(312)
State Street Bank & Trust Co.	GBP	71	USD	93	06/09/2022	—

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	5	USD	7	06/09/2022	$—
State Street Bank & Trust Co.	GBP	208	USD	272	06/09/2022	(1,354)
State Street Bank & Trust Co.	USD	99	GBP	76	06/09/2022	563
State Street Bank & Trust Co.	USD	25	GBP	19	06/09/2022	(60)
State Street Bank & Trust Co.	NZD	9	USD	6	06/10/2022	(118)
State Street Bank & Trust Co.	USD	22	NZD	32	06/10/2022	401
State Street Bank & Trust Co.	THB	7,810	USD	235	06/16/2022	15
State Street Bank & Trust Co.	NOK	3(0)	USD	0(3)	06/17/2022	1
State Street Bank & Trust Co.	SEK	6	USD	1	06/17/2022	(3)
State Street Bank & Trust Co.	USD	49	SEK	457	06/17/2022	64
UBS AG	CHF	778	USD	851	04/13/2022	9,020
UBS AG	USD	846	CHF	776	04/13/2022	(6,090)
UBS AG	IDR	11,857,298	USD	824	04/28/2022	(1,921)
UBS AG	USD	1,010	JPY	116,717	04/28/2022	(51,103)
UBS AG	EUR	16,404	USD	18,771	05/12/2022	601,754

						$698,189

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Series 36, 5 Year Index, 12/20/2026*	(1.00)%	Quarterly	0.65%	EUR	2,140	$(38,394)	$(38,241)	$(153)
iTraxxx Xover Series 36, 5 Year Index, 12/20/2026*	(5.00)	Quarterly	3.11	EUR	1,180	(105,619)	(79,327)	(26,292)

						$(144,013)	$(117,568)	$(26,445)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NZD	561	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$(4,151)	$—	$(4,151)
NZD	1,499	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	(13,510)	—	(13,510)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	540	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	$134,439	$—	$134,439
EUR	540	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(155,264)	—	(155,264)
EUR	550	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	152,793	6,324	146,469
EUR	550	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(162,752)	—	(162,752)

						$(48,445)	$6,324	$(54,769)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	8	$(1,863)	$(850)	$(1,013)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(2,096)	(468)	(1,628)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(932)	(325)	(607)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,863)	(716)	(1,147)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,863)	(662)	(1,201)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	55	(13,510)	(8,593)	(4,917)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	50	(12,112)	(5,389)	(6,723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	78	(19,099)	(12,323)	(6,776)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	51	$(12,345)	$(5,495)	$(6,850)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	72	(17,469)	(10,450)	(7,019)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	51	(12,344)	(5,118)	(7,226)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	75	(18,168)	(9,622)	(8,546)

						$(113,664)	$(60,011)	$(53,653)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	6,210	05/17/2032	2.532%	CPI#	Maturity	$289,772	$—	$289,772

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $31,597,802 or 14.0% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2022.

(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of March 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.707%, 11/25/2024	11/06/2015	$7,867	$7,763	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.597%, 11/15/2026	11/06/2015	72,379	66,781	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	14,000	13,917	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.707%, 11/25/2025	09/28/2015	40,950	38,190	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.957%, 11/25/2025	09/28/2015	10,601	10,077	0.00%

(k)	Inverse interest only security.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,326,546 and gross unrealized depreciation of investments was $(9,171,318), resulting in net unrealized appreciation of $29,155,228.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$21,389,928	$164,969	$—		$21,554,897
Health Care	10,870,854	179,841	—		11,050,695
Real Estate	6,840,489	2,418,167	—		9,258,656
Communication Services	8,559,707	85,411	—		8,645,118
Consumer Discretionary	8,276,707	245,410	—		8,522,117
Energy	4,282,434	3,464,452	0	(a)	7,746,886
Financials	7,202,196	350,008	—		7,552,204
Industrials	6,728,508	303,250	—		7,031,758
Consumer Staples	4,732,487	167,263	—		4,899,750
Materials	2,520,944	2,140,861	0	(a)	4,661,805
Utilities	1,327,758	258,169	—		1,585,927
Transportation	—	84,742	—		84,742
Consumer Durables & Apparel	41,900	—	—		41,900
Telecommunication Services	—	36,717	—		36,717
Investment Companies	58,844,708	—	—		58,844,708
Governments - Treasuries	—	38,562,795	—		38,562,795
Corporates - Investment Grade	—	14,521,135	—		14,521,135
Corporates - Non-Investment Grade	—	4,663,726	—		4,663,726
Collateralized Mortgage Obligations	—	3,588,474	—		3,588,474
Mortgage Pass-Throughs	—	3,157,840	—		3,157,840
Quasi-Sovereigns	—	2,699,890	—		2,699,890
Collateralized Loan Obligations	—	2,046,965	—		2,046,965
Commercial Mortgage-Backed Securities	—	1,786,172	—		1,786,172
Covered Bonds	—	1,555,893	—		1,555,893
Governments - Sovereign Agencies	—	1,024,075	—		1,024,075
Supranationals	—	744,814	—		744,814
Governments - Sovereign Bonds	—	672,722	—		672,722
Emerging Markets - Corporate Bonds	—	612,912	—		612,912
Inflation-Linked Securities	—	427,691	—		427,691
Local Governments - Regional Bonds	—	312,552	—		312,552

Investments in Securities:	Level 1	Level 2	Level 3		Total
Emerging Markets - Sovereigns	$—	$286,329	$—		$286,329
Local Governments - Provincial Bonds	—	282,926	—		282,926
Asset-Backed Securities	—	93,958	—		93,958
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	428,206	—	—		428,206

Total Investments in Securities	142,046,826	86,940,129	0	(a)	228,986,955
Other Financial Instruments(b):
Assets:
Futures	44,872	—	—		44,872
Forward Currency Exchange Contracts	—	1,752,710	—		1,752,710
Centrally Cleared Interest Rate Swaps	—	287,232	—		287,232
Inflation (CPI) Swaps	—	289,772	—		289,772
Liabilities:
Futures	(102,640)	—	—		(102,640)
Forward Currency Exchange Contracts	—	(1,054,521)	—		(1,054,521)
Centrally Cleared Credit Default Swaps	—	(144,013)	—		(144,013)
Centrally Cleared Interest Rate Swaps	—	(335,677)	—		(335,677)
Credit Default Swaps	—	(113,664)	—		(113,664)

Total	$141,989,058	$87,621,968	$0	(a)	$229,611,026

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

							Distributions
Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 03/31/2022 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$3,174	$0	$0	$0	$(576)	$2,598	$0	**	$0
AB Discovery Value Fund	3,246	0	48	1	(170)	3,029	0	**	0
AB International Small Cap Portfolio	8,146	0	0	0	(627)	7,519	0	**	0
Bernstein International Strategic Equities Portfolio	42,838	0	1,188	27	(2,562)	39,115	0	**	0
Bernstein Small Cap Core Portfolio	3,267	0	0	0	(282)	2,985	0	**	0
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio	3,784	0	0	0	(184)	3,600	0	**	0
Government Money Market Portfolio	1,525	6,447	7,972	0	0	0	0	**	0
Government Money Market Portfolio*	214	4,964	4,750	0	0	428	0	**	0
Total	$66,194	$11,411	$13,958	$28	$(4,401)	$59,274	$0	**	$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.